Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases
Schedule of maturities of operating lease liabilities

Operating Leases
Fiscal Year Ended December 31,
2025	$118
2026	124
2027	19
2028	-
2029	-
Thereafter	-
Total undiscounted lease payments	$261
Less: imputed interest	(46)
Total discounted lease payments	$215
Less: current portion	(151)
Long-term lease liabilities	$64

Operating Leases
Fiscal Year Ended December 31,
2025	$151
2026	120
2027	17
2028	-
2029	-
Thereafter	-
Total undiscounted lease payments	$288
Less: imputed interest	(15)
Total discounted lease payments	$273
Less: current portion	(89)
Long-term lease liabilities	$184

Schedule of operating leases

	Year ended	Year ended
	December 31, 2024	December 31, 2023
Cash payments (in thousands)	$1,385	$2,139
Weighted average remaining lease term (years)	1.9	6.04
Weighted average discount rate	5.7%	7.2%